Other Current Assets and Other Current Financial Assets - Summary of Other Current Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	$ 1,695	$ 1,805
Agreements with customers	208	111
Others	3	2
Total	$ 1,906	$ 1,918